10. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects allocated to Equity
Ending balance	R$ 1,413
Restated [member]
DisclosureOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Beginning balance	1,660	R$ 1,344	R$ 1,072
Effects allocated to net profit from continuing operations	(252)	(145)	(27)
Effect allocated to other comprehensive income	4	544	239
Effects allocated to net profit from discontinuing operations (note 32)		(85)
Effects allocated to Equity
First-time adoption of IFRS 9 - effects allocated to equity			51
Reversal of deemed cost			18
Transfer to assets held for sale			(3)
Variations in deferred tax assets and liabilities			(3)
Deferred taxes arising from business combination			3
Others	1	2
Ending balance	R$ 1,413	R$ 1,660	R$ 1,344